Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares & Admiral™ Shares Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund’s 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The “Fees and Expenses” section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee (for fund account balances
below $10,000)	$20/year	$20/year

(over, please)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares
Management Expenses	0.17%	0.08%
12b-1 Distribution Fee	None	None
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.10%

In the same section, under “Examples,” the table illustrating hypothetical expenses is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$20	$64	$113	$255
Admiral Shares	$10	$32	$56	$128

All other references to the Fund’s 0.25% purchase fee are removed.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1967 052013

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund’s 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The “Fees and Expenses” section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

(over, please)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.17%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

All other references to the Fund’s 0.25% purchase fee are removed.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 1967 052013

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral™ Shares for Participants Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund’s 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The “Fees and Expenses” section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

(over, please)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.08%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

All other references to the Fund’s 0.25% purchase fee are removed.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 567 052013

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund’s 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The “Fees and Expenses” section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

(over, please)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90

All other references to the Fund’s 0.25% purchase fee are removed.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 1867 052013

Vanguard Malvern Funds

Supplement to the Statement of Additional Information Dated January 28, 2013 (revised April 30, 2013)

Important Change to Vanguard Short-Term Inflation-Protected Securities Index Fund

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund’s 0.25% purchase fee is eliminated.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 078 052013